Assets by contractual maturity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [abstract]
Summary of assets by contractual maturity

Assets by contractual maturity
in EUR million
2023	Less than 1 month [1]	1-3 months	3-12 months	1-5 years	Over 5 years	Maturity not applicable	Total
Cash and balances with central banks	90,214						90,214
Loans and advances to banks	11,985	1,021	1,744	1,527	431		16,709
Financial assets at fair value through profit or loss
– Trading assets	17,000	7,363	11,448	13,216	11,201		60,229
– Non-trading derivatives	138	80	297	613	900		2,028
– Mandatorily at fair value through profit or loss	32,835	12,040	5,303	3,587	1,040	179	54,983
– Designated as at fair value through profit or loss	550	200	792	2,092	2,141		5,775
Financial assets at fair value through other comprehensive income
– Equity securities						1,885	1,885
– Debt securities	579	232	2,021	13,686	21,763		38,281
– Loans and advances		3	41	619	287		951
Securities at amortised cost	2,220	1,142	6,667	22,540	15,744		48,313
Loans and advances to customers	49,633	21,298	57,516	211,349	307,517		647,313
Other assets [2]	5,658	257	1,088	951	1,020	4,645	13,618
Total assets	210,812	43,636	86,917	270,181	362,045	6,709	980,299
2022
Cash and balances with central banks	87,614						87,614
Loans and advances to banks	28,734	1,633	2,331	2,190	216		35,104
Financial assets at fair value through profit or loss
– Trading assets	15,520	5,399	9,991	13,062	12,900		56,870
– Non-trading derivatives	623	95	592	1,555	1,027		3,893
– Mandatorily at fair value through profit or loss	29,153	10,504	3,753	2,329	901	203	46,844
– Designated as at fair value through profit or loss	287	158	185	2,497	3,031		6,159
Financial assets at fair value through other comprehensive income
– Equity securities						1,887	1,887
– Debt securities	167	420	2,458	12,587	13,463		29,095
– Loans and advances	3	1	7	226	407		643
Securities at amortised cost	1,810	1,719	4,566	24,689	15,376		48,160
Loans and advances to customers	54,431	23,554	54,056	206,662	306,190		644,893
Other assets [2]	7,155	272	1,162	1,065	1,418	4,600	15,671
Total assets	225,499	43,754	79,101	266,861	354,928	6,690	976,834
1 Includes assets on demand.
2 Includes assets such as current and deferred tax assets as presented in the consolidated statement of the financial position. Additionally, assets are included in that position where maturities are not applicable such as property and equipment and investments in associates and joint ventures. Due to their nature non-financial assets consist mainly of assets expected to be recovered after more than 12 months.